Segment information (Tables)	3 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment information

The following table summarizes revenues, operating loss, and net loss for the continuing Consumer Products segment for the three months ended December 31, 2025 (in thousands):

	Three months ended December 31,
	2025	2024
Net sales	$2,807	$—
Cost of goods sold:
Direct	1,721	—
Indirect	32	—
Total cost of goods sold	1,753	—
Gross profit	1,054	—
Segment expenses:
Discretionary marketing	473	—
Outbound freight	11	—
Other segment expenses (a)	4,360	—
Total segment expenses	4,844	—
Loss from operations	(3,790)	—
Other income (expense):
Interest income (expense), net	1,288	—
Loss on extinguishment of debt	3,064	—
Changes in fair value of digital assets	464	—
Other income (expense)	4	—
Total other income (expense)	4,820	—
Net loss before income taxes	(8,610)	—
Income tax expense	4	—
Net loss	$(8,614)	$—

(a)	Other segment expenses include employee compensation and benefits, share based compensation, non-cash charges, other sales and marketing costs, professional fees, broker commissions, and other general expenses

The following table summarizes revenues, gross margin, and Adjusted EBITDA for the continuing Consumer Products segment for the years ended September 30, 2025 (in thousands):

	Twelve months Ended September 30,
	2025	2024
Net sales	$6,534	$—
Cost of goods sold:
Direct	4,413	—
Indirect	595	—
Total cost of goods sold	5,008	—
Gross profit	1,526	—
Segment expenses:
Discretionary marketing	890	—
Outbound freight	6	—
Other segment expenses (a)	12,036	—
Total segment expenses	12,932	—
Loss from operations	(11,406)	—
Other income (expense):
Interest expense	(628)	—
Loss on extinguishment of debt	(716)	—
Bargain purchase gain	4,111	—
Other expense	—	—
Total other income (expense)	2,767	—
Net loss before income taxes	(8,639)	—
Income tax expense	—	—
Net loss	$(8,639)	$—

(a)	Other segment expenses include employee compensation and benefits, share based compensation, non-cash charges, other sales and marketing costs, professional fees, broker commissions, and other general expenses

Schedule of revenue by geography

Revenue by geography is based on where the customer is based. Summary financial data attributable to various geographic regions for the periods indicated is as follows:

	Three Months Ended December 31,
	2025	2024
United States	$2,633	$—
Canada	50	—
Asia	124	—
Total	$2,807	$—

Revenue by geography is based on where the customer is based. Summary financial data attributable to various geographic regions for the years indicated is as follows:

	Year Ended September 30,
	2025	2024
United States	$5,505	$—
Taiwan	833	—
Other	196	—
Total	$6,534	$—